UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09261

                                   Foxby Corp.

               (Exact name of registrant as specified in charter)

        11 Hanover Square, 12th Floor
                New York, NY                                     10005
   (Address of principal executive offices)                    (Zip code)

                          Thomas B. Winmill, President
                                   Foxby Corp.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

Item 1. Schedule of Investments

                                   FOXBY CORP.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2007
                                   (UNAUDITED)
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    SHARES                                                                                 MARKET VALUE
----------------                                                                        --------------------
                COMMON STOCKS (107.54%)
                CABLE AND OTHER PAY TELEVISION SERVICES (9.21%)
         11,400 Comcast Corp. - Class A (1)                                                       $ 295,830
          3,400 Liberty Media LLC (1)                                                               376,006
                                                                                        --------------------
                                                                                                    671,836
                COPPER EXPLORATION AND PROJECT DEVELOPMENT (2.05%)
         51,500 Corriente Resources, Inc. (1)                                                       149,350


                CRUDE PETROLEUM AND NATURAL GAS (8.27%)
          9,600 Chesapeake Energy Corp.                                                             296,448
          3,500 CNOOC Ltd.                                                                          306,705
                                                                                        --------------------
                                                                                                    603,153
                DIAMOND EXPLORATION AND PROJECT DEVELOPMENT (2.70%)
        175,000 Etruscan Diamonds Ltd. (1) (2)                                                      197,192


                ELECTRONIC COMPUTERS (3.98%)
         12,500 Dell, Inc.                                                                          290,125


                FIRE, MARINE & Casualty Insurance (3.68%)
          4,000 American International Group, Inc.                                                  268,880


                FOOD AND KINDRED PRODUCTS (2.39%)
          1,800 Nestle SA ADR (1)                                                                   174,445


                GOLD EXPLORATION AND PROJECT DEVELOPMENT (18.29%)
          7,000 Aurelian Resources, Inc. (1)                                                        184,450
         99,000 Etruscan Resources Inc. (1)                                                         332,517
        501,000 GPJ Acquisition Co. Ltd. (1) (2)                                                    325,691
        141,000 Mansfield Minerals, Inc. (1) (2)                                                    316,294
        110,000 Reunion Gold Corp. (1)                                                              175,912
                                                                                        --------------------
                                                                                                  1,334,864
                GOLD MINING (4.84%)
         66,575 Jaguar Mining, Inc. (1)                                                             353,447


                INDUSTRIAL INORGANIC CHEMICALS (7.30%)
         64,100 Calgon Carbon Corporation (1)                                                       532,671


                INSURANCE AGENTS, BROKERS AND SERVICES (3.92%)
         10,600 Brown & Brown, Inc.                                                                 286,412


                MALT BEVERAGES (4.28%)
          3,300 Molson Coors Company Class B                                                        312,246


                NATURAL GAS DISTRIBUTION (1.09%)
         18,000 MetroGAS S.A. ADR (1)                                                                79,560


                NICKEL EXPLORATION AND PROJECT DEVELOPMENT (3.85%)
         25,000 Skye Resources Inc. (1)                                                             280,619


                PATENT OWNERS AND LESSORS (4.05%)
          8,200 SurModics, Inc. (1)                                                                 295,200


                REAL ESTATE (4.67%)
         26,900 Cheung Kong Holdings Limited ADR                                                    340,457


                SECURITY AND COMMODITY BROKERS, DEALERS, EXCHANGES AND SERVICES (7.07%)
          6,200 T. Price Rowe Group, Inc.                                                           292,578
         22,200 W.P. Stewart & Co., Ltd.                                                            223,554
                                                                                        --------------------
                                                                                                    516,132

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                                       1
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                SEMICONDUCTORS AND RELATED DEVICES (2.60%)
          9,900 Intel Corporation                                                                   189,387


                TELEPHONE COMMUNICATIONS (4.79%)
          7,800 China Mobile Ltd. ADR                                                               349,830


                TITLE INSURANCE (2.84%)
          2,800 LandAmerica Financial Group, Inc.                                                   206,948


                WHOLESALE - MEDICAL, DENTAL & Hospital Equipment & Supplies (2.92%)
          6,000 Patterson Companies Inc. (1)                                                        212,940


                ZINC EXPLORATION AND PROJECT DEVELOPMENT (2.75%)
        396,000 Farallon Resources Ltd. (1) (2)                                                     200,798
                                                                                        --------------------

                Total Common Stocks (cost:$7,171,571) (107.54%)                                   7,846,492
                                                                                        --------------------

     UNITS      WARRANTS (3.86%) (1)
----------------
        100,000 IAMGOLD Corp., warrants expiring 8/12/08                                            107,047
        100,000 Strategic Resource Acquisition Special Warrants (2)                                 112,681
          9,375 Yamana Gold Inc., warrants expiring 11/20/2008                                       61,798
                                                                                        --------------------

                Total Warrants (cost: $303,708) (3.86%)                                             281,526
                                                                                        --------------------

                Total Investments (cost: $7,475,279) (111.40%)                                    8,128,018

                Liabilities in excess of other assets (-11.40%)                                    (831,588)
                                                                                        --------------------

                Net Assets (100.00%)                                                            $ 7,296,430
                                                                                        ====================


                ADR means "American Depositary Receipt."
                (1) Non-income producing.
                (2) Illiquid and/or restricted security that has been fair valued.
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                                       2

NOTE TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION
Securities traded on a national securities exchange are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Certain of the securities in which the Fund invests are priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a dealer in bonds that offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors.

SECURITY TRANSACTIONS
The cost of investments for federal income tax purposes is $7,504,350 and net unrealized appreciation is $623,668, comprised of aggregate gross unrealized appreciation and depreciation of $1,372,250 and $748,582, respectively.

ILLIQUID AND RESTRICTED SECURITIES
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Due to the uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at March 31, 2007, were as follows:
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

                                                           ACQUISITION
SECURITY                                                      DATE              COST             VALUE
--------------------------------------------------------- -------------- ------------------------------------
GPJ Acquisition Co. Ltd. *                                   3/9/07              $ 320,169         $ 325,691
Mansfield Minerals, Inc.                                     3/7/07                359,175           316,294
Etruscan Diamonds Ltd.                                       2/28/07               298,482           197,192
Farallon Resources Ltd. Units*                              12/12/06               171,726           200,798
Strategic Resource Acquisition Special Warrants              12/6/06               174,398           112,681
Safety Intelligence Systems Corp.                            9/5/02                225,000                 -
                                                                         ------------------------------------

                                                                               $ 1,548,950       $ 1,152,656
                                                                         ====================================

Percent of net assets                                                                21.2%             15.8%
                                                                         ====================================

* Each unit consists of one common share and one-half of one common share purchase warrant.


Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FOXBY CORP.

By:/s/ Thomas B. Winmill
   ----------------------------
   Thomas B. Winmill, President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ Thomas B. Winmill
   ----------------------------
   Thomas B. Winmill, President

Date: May 30, 2007

By:/s/ Thomas O'Malley
   ----------------------------------------
   Thomas O'Malley, Chief Financial Officer

Date: May 30, 2007

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

EX-99.CERT

CERTIFICATIONS

I, Thomas B. Winmill, certify that:

1.   I have reviewed this report on Form N-Q of Foxby Corp.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007              /s/ Thomas B. Winmill
                                ----------------------------
                                Thomas B. Winmill, President

I, Thomas O'Malley, certify that:

1.   I have reviewed this report on Form N-Q of Foxby Corp.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: May 30, 2007              /s/ Thomas O'Malley
                                ----------------------------------------
                                Thomas O'Malley, Chief Financial Officer

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